Cover	Aug. 08, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	UNITED HOMES GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39936
Entity Tax Identification Number	85-3460766
Entity Address, Address Line One	917 Chapin Road
Entity Address, City or Town	Chapin
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29036
City Area Code	844
Local Phone Number	766-4663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001830188
Class A Common Shares, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Shares, par value $0.0001 per share
Trading Symbol	UHG
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Class A Common Share for $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Class A Common Share for $11.50 per share
Trading Symbol	UHGWW
Security Exchange Name	NASDAQ